United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	November 10, 2010

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	103

Form 13F Information Table Value Total:	$127,178,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      840    14415 SH       Sole                    13415              1000
AllianceBernstein Holdings LP  COM              01881g106      625    23650 SH       Sole                    22550              1100
Alpine Total Dynamic Fd        COM              021060108       68    12500 SH       Sole                    12500
American Express               COM              025816109      656    15600 SH       Sole                    15600
BHP Billiton Ltd               COM              088606108     1145    15000 SH       Sole                    15000
BP PLC                         COM              055622104     1217    29570 SH       Sole                    29570
Berkshire Hathaway Inc. CL A   COM              084670108      374        3 SH       Sole                        3
Berkshire Hathaway Inc. Cl B   COM              084670702     3087    37342 SH       Sole                    34534              2808
Boeing Co.                     COM              097023105      214     3218 SH       Sole                     3218
Bristol-Myers Squibb           COM              110122108      857    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     4577   161322 SH       Sole                   146622             14700
Brookfield Infrastru Prtnrs LP COM              g16252102     2025   104378 SH       Sole                    99267              5111
CME Group Inc Cl A             COM              167760107      260     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      555    17636 SH       Sole                    17052               584
CapitalSource Inc.             COM              14055X102      416    77888 SH       Sole                    72038              5850
Cenovus Energy, Inc.           COM              15135U109      245     8500 SH       Sole                     8050               450
Charles Schwab                 COM              808513105     5682   408800 SH       Sole                   316950             91850
Chevron Corp.                  COM              166751107     1856    22900 SH       Sole                    19900              3000
CitiGroup Inc.                 COM              172967101     1173   299942 SH       Sole                   264678             35264
Coca Cola Co.                  COM              191216100     1194    20400 SH       Sole                    18900              1500
Colgate-Palmolive              COM              194162103      402     5225 SH       Sole                     5225
Comcast Cl A Special           COM              20030N200     1387    81535 SH       Sole                    73910              7625
Comcast Corp. Cl A             COM              20030N101      258    14281 SH       Sole                    13295               986
ConocoPhillips                 COM              20825C104     1820    31687 SH       Sole                    31687
Copano Energy, LLC             COM              217202100     1577    57641 SH       Sole                    54641              3000
Deere & Co.                    COM              244199105      837    12000 SH       Sole                    12000
DirectTV Group Inc.            COM              25490A101     1263    30346 SH       Sole                    27826              2520
Duke Energy Corp.              COM              26441c105      276    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      177    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      495    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      257     8500 SH       Sole                     8050               450
Enbridge Energy Management LLC COM              29250X103     3134    56810 SH       Sole                    54081              2729
Enstar Group LTD               COM              G3075P101      371     5110 SH       Sole                     4810               300
Ethan Allen Interiors          COM              297602104      183    10468 SH       Sole                    10468
Exxon Mobil Corp               COM              30231G102     3877    62738 SH       Sole                    62738
First Nat'l of Nebraska, Inc.  COM              335720108     2779      950 SH       Sole                      850               100
Forest City Ent. CL A          COM              345550107      128    10000 SH       Sole                     9200               800
General Electric               COM              369604103     2905   178782 SH       Sole                   164332             14450
HSBC Holdings PLC              COM              404280406     1663    32866 SH       Sole                    32866
Hess Corp.                     COM              42809h107      927    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      791    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      331     7075 SH       Sole                     5850              1225
Icici Bank LTD                 COM              45104G104     1448    29050 SH       Sole                    29050
Intl Bus Machines              COM              459200101      387     2883 SH       Sole                     2883
JPMorgan Chase                 COM              46625H100      200     5261 SH       Sole                     5261
Johnson & Johnson              COM              478160104    11359   183335 SH       Sole                   180835              2500
Kinder Morgan Energy Partners  COM              494550106      671     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     2914   123383 SH       Sole                   114283              9100
Level 3 Communications         COM              52729N100       10    10500 SH       Sole                    10500
Liberty Capital Ser A          COM              53071m302      314     6041 SH       Sole                     5410               631
Liberty Global Cl A            COM              530555101      901    29234 SH       Sole                    27242              1992
Liberty Global Ser C           COM              530555309     1587    51945 SH       Sole                    46553              5392
Liberty Media Hldg             COM              53071M104      408    29794 SH       Sole                    26635              3159
Lockheed Martin                COM              539831099      375     5266 SH       Sole                     4589               677
Magellan Midstream Ptnrs LP    COM              559080106     4216    81941 SH       Sole                    77736              4205
Manulife Financial Corp.       COM              56501r106      152    12000 SH       Sole                     6000              6000
Markwest Energy Ptnr LP        COM              570759100     1518    42250 SH       Sole                    35950              6300
Marriott Intl. Inc.            COM              571903202     1087    30327 SH       Sole                    30327
Martin Marietta Mtrl           COM              573284106      504     6550 SH       Sole                     5875               675
McDonald's Corp.               COM              580135101      279     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     5264   143000 SH       Sole                   143000
Microsoft Corp.                COM              594918104      667    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101      431     9000 SH       Sole                     9000
Montpelier Re Holdings LTD     COM              G62185106      762    44000 SH       Sole                    40300              3700
Nacco Inds Inc. CL A           COM              652957910      946    10825 SH       Sole                    10115               710
National Aust Bank             COM              632525408      564    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     1539   117806 SH       Sole                   108056              9750
Nextera Engergy, Inc.          COM              65339F101      771    14182 SH       Sole                    14182
Nokia Corp. Spon ADR           COM              654902209      104    10325 SH       Sole                    10325
Nuveen Govt Income Fund        COM              67090N109      188    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     3102    41400 SH       Sole                    36400              5000
Pfizer Inc.                    COM              717081103     2170   126406 SH       Sole                   120706              5700
Philip Morris Intl Inc         COM              718172109      532     9500 SH       Sole                     9500
Plum Creek Timber              COM              729251108      240     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      276     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     3552    70867 SH       Sole                    68767              2100
Royal Dutch Shell              COM              780259206     1188    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      352    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      492    21800 SH       Sole                    21800
St. Joe Co                     COM              790148100     1345    54085 SH       Sole                    47210              6875
Suncor Energy Inc.             COM              867229106      293     9000 SH       Sole                     9000
Texas Instruments              COM              882508104     1303    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      546    20879 SH       Sole                    13719              7160
Toronto-Dominion Bank          COM              891160509      449     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      346     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405      907    68775 SH       Sole                    59450              9325
U.S. Bancorp                   COM              902973304     1698    78545 SH       Sole                    78545
VistaPrint Limited             COM              G93762204     6116   158250 SH       Sole                   146250             12000
W.P. Carey & Co LLC            COM              92930Y107     2676    92450 SH       Sole                    89375              3075
Wal-Mart Stores                COM              931142103      492     9200 SH       Sole                     9200
Walt Disney Co.                COM              254687106     1209    36529 SH       Sole                    31729              4800
Waste Management, Inc.         COM              94106L109      418    11700 SH       Sole                    10700              1000
Wells Fargo & Co.              COM              949746101     2361    94000 SH       Sole                    86000              8000
Wells Fargo Adv Global Div Opp COM              30024H101      125    12500 SH       Sole                    12500
Westpac Banking Corp (ADR)     COM              961214301      505     4500 SH       Sole                     4500
White Mountains Insurance Grou COM              G9618E107      480     1557 SH       Sole                     1432               125
Zimmer Holdings Inc.           COM              98956p102      260     4960 SH       Sole                     4960
iShares S&P US PFD Fund        COM              464288687      318     8000 SH       Sole                     8000
Fidelity Asset Manager 50%     MUT              316069103      170 11577.7990 SH     Sole               11577.7990
Longleaf Partners Internationa MUT              543069405      262 18109.7230 SH     Sole               13860.1090         4249.6140
Putnam Global Healthcare Fund  MUT              746778109      217 4655.1310 SH      Sole                4655.1310
T Rowe Price Growth Stock Fd I MUT              741479109      205 7101.7380 SH      Sole                7101.7380
Vanguard U.S. Value Fund       MUT              922020201      101 10836.3540 SH     Sole               10836.3540
REPORT SUMMARY		     103 DATA RECORDS	            127178    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED